UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Blenheim Capital Management, L.L.C.

Address:   300 Connell Drive, Suite 5200
           Berkeley Heights, New Jersey 07922


Form 13F File Number: 28-12313


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph F. Esposito
Title:  Managing Director
Phone:  (732) 560-6246

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph F. Esposito             Berkeley Heights, New Jersey       8/14/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-122205        Summit Global Management, Inc.
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              39

Form 13F Information Table Value Total:  $   463,162.00
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------- ----------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                             VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------- ----------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALCOA INC COM                   Common Stock      013817101 36155.00 3,500,000 SH       SOLE                3,500,000      0    0
ALLEGHENY ENERGY                Common Stock      017361106  5130.00   200,000 SH       SOLE                  200,000      0    0
ALUMINA LTD SPONSORED ADR       ADR               022205108  2070.00   450,000 SH       SOLE                  450,000      0    0
ALUMINUM CORP CHINA LTD SPON    ADR               022276109  9336.00   400,000 SH       SOLE                  400,000      0    0
AMERICAN ELEC PWR INC COM       Common Stock      025537101  7945.00   275,000 SH       SOLE                  275,000      0    0
BANK OF AMERICA CORP            Common Stock      060505104  3630.00   275,000 SH       SOLE                  275,000      0    0
BHP BILLITON LTD                ADR               088606108 46411.00   848,000 SH       SOLE                  848,000      0    0
CATERPILLAR INC                 Common Stock      149123101  8260.00   250,000 SH       SOLE                  250,000      0    0
CENTERPOINT ENERGY INC          Common STock      15189T107  6648.00   600,000 SH       SOLE                  600,000      0    0
CENTURY ALUM CO COM             Common Stock      156431108  6250.00 1,000,000 SH       SOLE                1,000,000      0    0
CIA VALE DO RIO DOCE ADR        ADR               204412209  8815.00   500,000 SH       SOLE                  500,000      0    0
CMS ENERGY CORP COM             Common Stock      125896100  2416.00   200,000 SH       SOLE                  200,000      0    0
DEERE & CO                      Common Stock      244199105  9988.00   250,000 SH       SOLE                  250,000      0    0
DOW CHEM CO COM                 Common Stock      260543103 72630.00 4,500,000 SH       SOLE                4,500,000      0    0
DPL INC                         Common Stock      233293109   695.00    30,000 SH       SOLE                   30,000      0    0
EDISON INTERNATIONAL            Common Stock      281020107  9910.00   315,000 SH       SOLE                  315,000      0    0
ENTERGY CORP COM                Common Stock      29364G103  6589.00    85,000 SH       SOLE                   85,000      0    0
FPL GROUP INC                   Common Stock      302571104  9382.00   165,000 SH       SOLE                  165,000      0    0
FREEPORT MCMORAN COPPER & GOLD  Common Stock      35671D857 48607.00   970,000 SH       SOLE                  970,000      0    0
GREAT PLAINS ENERGY INC         Common Stock      391164100  2799.00   180,000 SH       SOLE                  180,000      0    0
HUANENG PWR INTL INC SPON ADR   ADR               443304100  9825.00   350,000 SH       SOLE                  350,000      0    0
ISHARES INC MSCI BRAZIL         Common Stock      464286400 31782.00   600,000 SH       SOLE                  600,000      0    0
ISHARES TR FTSE XINHAU CHINA 25 Common Stock      464287184 23022.00   600,000 SH       SOLE                  600,000      0    0
NISOURCE INC                    Common Stock      65473P105  4664.00   400,000 SH       SOLE                  400,000      0    0
OCCIDENTAL PETE CORP COM        Common Stock      674599105  6581.00   100,000 SH       SOLE                  100,000      0    0
PETROLEO BRASILEIRO SA          ADR               71654V408 10245.00   250,000 SH       SOLE                  250,000      0    0
PG&E CORP COM                   Common Stock      69331C108 10379.00   270,000 SH       SOLE                  270,000      0    0
PINNACLE WEST CAP CORP COM      Common Stock      723484101  3015.00   100,000 SH       SOLE                  100,000      0    0
PROGRESS ENERGY INC COM         Common Stock      743263105  1513.00    40,000 SH       SOLE                   40,000      0    0
PUBLIC SVC ENTERPRISE GROUP     Common Stock      744573106  6200.00   190,000 SH       SOLE                  190,000      0    0
RIO TINTO PLC SPONSORED ADR     ADR               767204100  8030.00    49,000 SH       SOLE                   49,000      0    0
SCANA CORP                      Common Stock      80589M102  7306.00   225,000 SH       SOLE                  225,000      0    0
SPECTRA ENERGY CORP             Common Stock      847560109  1692.00   100,000 SH       SOLE                  100,000      0    0
TECK RESOURCES LIMITED CL B     Common Stock      878742204 12780.00   800,000 SH       SOLE                  800,000      0    0
TECO ENERGY INC COM             Common Stock      872375100  2386.00   200,000 SH       SOLE                  200,000      0    0
TOTAL SA-SPON ADR               ADR               89151E109  8252.00   152,174 SH       SOLE                  152,174      0    0
UNITED STATES STEEL CORP        Common Stock      912909108  2681.00    75,000 SH       SOLE                   75,000      0    0
WELLS FARGO & CO                Common Stock      949746101  2426.00   100,000 SH       SOLE                  100,000      0    0
WISCONSIN ENERGY CORP COM       Common Stock      976657106  6717.00   165,000 SH       SOLE                  165,000      0    0


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